Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Schedule of Stockholders Equity
The following table reflects the change in stockholders' equity for the period December 31, 2017 to June 30, 2018:

(dollars in thousands)
Stockholders' equity as of December 31, 2017	$613,215
Total comprehensive income	437,082
Dividends paid	(1,291,494)
Related party dividend of Promissory Note	(750,000)
Stock based compensation	178
Stockholders' equity as of June 30, 2018	$(991,019)